Lease Liabilities	12 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Lease liabilities
11.	Lease liabilities

Group as a lessee

The Group has lease contracts for leasehold premises and plant and machinery. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group also has certain leases with lease terms of 12 months or less and leases with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	USD
At July 1, 2022	1,577,695	2,854,293	4,431,988	939,837
Addition	532,423	-	532,423	112,904
Depreciation	(616,206)	(348,516)	(964,722)	(204,577)
At June 30, 2023	1,493,912	2,505,777	3,999,689	848,164
Depreciation	(458,923)	(348,515)	(807,438)	(171,223)
At June 30, 2024	1,034,989	2,157,262	3,192,251	676,941

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 21.

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Current	1,206,845	1,228,069	260,421
Non-current	2,332,121	1,104,051	234,122
	3,538,966	2,332,120	494,543

Amounts recognized in profit or loss

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Depreciation of right-of-use assets	647,746	964,722	807,438	171,223
Interest expense on lease liabilities (Note 14)	232,582	210,365	182,280	38,654
Short-term lease expenses (Note 17)	344,031	397,636	62,689	13,293
	1,224,359	1,572,723	1,052,407	223,170

Total cash outflows

The Group had total cash outflows for leases of RM 1,451,815 (2023: RM 1,556,774).